Warrant Plans - Valuation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrant Plans
Warrants expense	€ 16,536,000	€ 11,034,000	€ 5,036,000
2017 allocated on May 2017
Warrant Plans
Exercise Price	€ 80.57
Share price at acceptance date	€ 68.67
Fair value on the acceptance date	€ 26.85
Estimated volatility (%)	40.06%
Time to expiration (years)	8 years
Risk free rate (%)	0.33%
2017 RMV allocated on May 2017
Warrant Plans
Exercise Price	€ 80.57
Share price at acceptance date	€ 68.67
Fair value on the acceptance date	€ 26.80
Estimated volatility (%)	40.08%
Time to expiration (years)	8 years
Risk free rate (%)	0.29%
2016 (B) allocated on January 2017
Warrant Plans
Exercise Price	€ 62.50
Share price at acceptance date	€ 75.18
Fair value on the acceptance date	€ 37.27
Estimated volatility (%)	40.33%
Time to expiration (years)	8 years
Risk free rate (%)	0.51%
2016 allocated on June 2016
Warrant Plans
Exercise Price	€ 46.10
Share price at acceptance date	€ 48.71
Fair value on the acceptance date	€ 21.95
Estimated volatility (%)	40.69%
Time to expiration (years)	8 years
2016 RMV allocated on June 2016
Warrant Plans
Exercise Price	€ 46.10
Share price at acceptance date	€ 47.63
Fair value on the acceptance date	€ 21.16
Estimated volatility (%)	40.69%
Time to expiration (years)	8 years
2015 (B) allocated on December 2015
Warrant Plans
Exercise Price	€ 49.00
Share price at acceptance date	€ 39.85
Fair value on the acceptance date	€ 15.41
Estimated volatility (%)	41.10%
Time to expiration (years)	8 years
Risk free rate (%)	0.24%
2015 RMV allocated on December 2015
Warrant Plans
Exercise Price	€ 49.00
Share price at acceptance date	€ 39.78
Fair value on the acceptance date	€ 15.39
Estimated volatility (%)	41.08%
Time to expiration (years)	8 years
Risk free rate (%)	0.28%
2015 allocated on April 2015
Warrant Plans
Exercise Price	€ 28.75
Share price at acceptance date	€ 46.09
Fair value on the acceptance date	€ 26.05
Estimated volatility (%)	39.20%
Time to expiration (years)	8 years
Risk free rate (%)	0.39%